Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Rent expense under noncancelable operating leases	$ 1.5	$ 1.5	$ 1.4
Commitments for contracted drilling services	$ 1.6
Contract term related to drilling rigs	through May 2016
Natural gas transportation and treating agreements	through July 2019
Maximum commitments under natural gas transportation and treating agreements	$ 6.4